Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2023 and 2022 consisted of the following:

	2023	2022
Accounts receivable	$6,292,469	$9,963,821
Less: allowance for doubtful accounts	(39,280)	(2,478)
Accounts receivable, net	$6,253,189	$9,961,343

The average accounts receivable turnover period was approximately 145 days and 79 days for the years ended December 31, 2023 and 2022, respectively.

Changes of allowance for doubtful accounts for the years ended December 31, 2023 and 2022 were as follow:

	2023	2022
Beginning balance	$(2,478)	$(2,682)
Provision adjustment for accounts receivable	(36,972)	-
Exchange difference	170	204
Ending balance	$(39,280)	$(2,478)